FAIR VALUE MEASUREMENTS (Details) (USD $)		3 Months Ended
	Dec. 31, 2011 Maiden Lane II	Mar. 31, 2012 Maiden Lane II Forecast portion	Dec. 31, 2011 Maiden Lane III	Dec. 31, 2011 200 basis point increase Maiden Lane III	Dec. 31, 2011 200 basis point decrease Maiden Lane III	Dec. 31, 2011 400 basis point increase Maiden Lane III	Dec. 31, 2011 400 basis point decrease Maiden Lane III	Dec. 31, 2011 10% increase Maiden Lane II	Dec. 31, 2011 10% increase Maiden Lane III	Dec. 31, 2011 10% decrease Maiden Lane III	Dec. 31, 2011 20% increase Maiden Lane III	Dec. 31, 2011 20% decrease Maiden Lane III
VARIABLE INTEREST ENTITY
Fair Value Change			$ 685,000,000	$ (585,000,000)	$ 668,000,000	$ (1,101,000,000)	$ 1,433,000,000	$ 152,000,000	$ 658,000,000	$ (664,000,000)	$ 1,309,000,000	$ (1,338,000,000)
Maiden Lane, transaction price	1,000,000,000		5,000,000,000
Repayment of initial investment expected to be received		$ 1,000,000,000
Portion of any proceeds in excess of AIG s principal and interest allocated		0.17
Portion of any proceeds in excess of AIG's principal and interest allocated to FRBNY		0.83